Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue
The detail, by currency of issue, of Subordinated liabilities, deposits and marketable debt securities, in the consolidated balance sheets is as follows:

				2021
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2021	2020	2019
Euro	13,857	13,570	12,542	13,857	3.52%
US dollar	8,236	5,991	6,506	9,328	4.92%
Pound sterling	1,535	565	655	1,289	4.36%
Brazilian real	879	—	—	5,555	9.65%
Other currencies	1,689	1,754	1,359
Balance at end of year	26,196	21,880	21,062

Schedule of changes in subordinated liabilities
The movement in the balance of subordinated liabilities in the last three years were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	21,880	21,062	23,820
Net inclusion of entities in the Group (note 3)	—	—	—
Placements	5,340	4,075	1,090
Of which:
Banco Santander, S.A.	4,469	3,722	1,056
Banco Santander (Brasil) S.A.	871	—	—
Banco Santander - Chile	—	353	—
PSA Bank Deutschland GmbH	—	—	23
Banca PSA Italia S.p.a.	—	—	11
Net redemptions and repurchases*	(1,500)	(2,838)	(4,009)
Of which:
Banco Santander, S.A.	(1,500)	(1,671)	(3,782)
Santander UK plc	—	(740)	(16)
Santander UK Group Holdings plc	—	(316)	—
Santander Bank, National Association	—	(111)	(19)
Banco Santander (Brasil) S.A.	—	—	(124)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	(69)
Exchange differences and other movements	476	(419)	161
Balance at end of year	26,196	21,880	21,062
*    The balance relating to issuances, redemptions and repurchases (EUR 3,840 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,184 million), is included in the cash flow from financing activities.